Lease liabilities	3 Months Ended
Nov. 30, 2022
Lease Liabilities
Lease liabilities

13. Lease liabilities

Lease liabilities are measured at the present value of the lease payments that were not paid at the financial statement date. The lease payments are discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. The continuity of the lease liabilities is presented in the table below:

	Equipment	Office lease	Total
	$	$	$
As of November 30, 2021:
Less than one year	12,373	186,290	198,663
Greater than one year	8,705	316,926	325,631
Total lease obligation	21,078	503,216	524,294

	Equipment	Office lease	Total
	$	$	$
As of November 30, 2022:
Less than one year	8,705	376,960	385,665
Total lease obligation	8,705	376,960	385,665

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The Company’s lease obligation is classified between current and non-current liabilities as follows:

	Equipment	Office lease	Total
	$	$	$
As of November 30, 2021:
Less than one year	12,373	186,290	198,663
Greater than one year	8,705	316,926	325,631
Total lease obligation	21,078	503,216	524,294

	Equipment	Office lease	Total
	$	$	$
As of November 30, 2022:
Less than one year	8,705	376,960	385,665
Total lease obligation	8,705	376,960	385,665

The future minimum undiscounted lease payments as of November 30, 2022, are presented below:

	Equipment	Office lease	Total

Less than one year	8,920	404,271	413,191
Total undiscounted lease obligation	8,920	404,271	413,191